Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	PIPE Financing [Member]	Kensington Shareholders [Member]	Convertible bonds and other [Member]	Ares Acquisition [Member]	Electromaps Acquisition [Member]	Execution of rights and Warrants [Member]	Private Placement [Member]	Share Capital [Member]	Share Capital [Member] PIPE Financing [Member]	Share Capital [Member] Kensington Shareholders [Member]	Share Capital [Member] Wall Box Chargers Shareholders [Member]	Share Capital [Member] Convertible bonds and other [Member]	Share Capital [Member] Ares Acquisition [Member]	Share Capital [Member] Electromaps Acquisition [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share Premium [member]	Share Premium [member] PIPE Financing [Member]	Share Premium [member] Kensington Shareholders [Member]	Share Premium [member] Wall Box Chargers Shareholders [Member]	Share Premium [member] Convertible bonds and other [Member]	Share Premium [member] Ares Acquisition [Member]	Share Premium [member] Electromaps Acquisition [Member]	Share Premium [member] Execution of rights and Warrants [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Foreign Currency Translation Reserve [Member]
Balance at Dec. 31, 2019	€ 9,384								€ 169								€ 17,375								€ (8,717)	€ 571		€ (14)
Total comprehensive (loss)/income for the year
Loss for the Year	(11,402)																								(11,402)
Other Comprehensive (loss)/income for the year	92																									1		91
Total comprehensive income for the year	(11,310)																								(11,402)	1		93
Transactions with owners of the Company
Contributions of equity	11,377								27								11,350
Share based payments	2,781																									2,781
Total contributions and distributions	14,158								27								11,350									2,781
Increase through other contributions by owners, equity	11,377								27								11,350
Total transactions with owners of the Company	2,850								27								11,350								(11,402)	2,782		93
Balance at Dec. 31, 2020	12,232								196								28,725								(20,119)	3,353		77
Total comprehensive (loss)/income for the year
Loss for the Year	(223,777)																								(223,777)
Other Comprehensive (loss)/income for the year	2,524																											2,524
Total comprehensive income for the year	(221,253)																								(223,777)			2,524
Transactions with owners of the Company
Contributions of equity		€ 95,860	€ 171,696	€ 87,791						€ 1,332	€ 2,383	€ 40,445	€ 124					€ 94,528	€ 169,313	€ (40,445)	€ 87,667
Issuance costs	(17,397)																(17,397)
Share based payments	2,143																									2,143
Total contributions and distributions	340,093								44,284								293,666									2,143
Increase through other contributions by owners, equity		€ 95,860	€ 171,696	€ 87,791						1,332	€ 2,383	€ 40,445	€ 124					94,528	€ 169,313	€ (40,445)	€ 87,667
Total transactions with owners of the Company	118,840								44,284								293,666								(223,777)	2,143		2,524
Balance at Dec. 31, 2021	131,072								44,480								322,391								(243,896)	5,496		2,601
Total comprehensive (loss)/income for the year
Loss for the Year	(62,800)																								(62,800)
Other Comprehensive (loss)/income for the year	7,987																									(9)		7,996
Total comprehensive income for the year	(54,813)																								(62,800)	(9)		7,996
Transactions with owners of the Company
Contributions of equity							€ 6,321	€ 41,726		981						€ 204		40,745						€ 7,408			€ (1,291)
Issuance costs	(17,397)
Share based payments	34,837																									34,837
Total contributions and distributions	92,891								1,289								55,849									35,753
Increase through other contributions by owners, equity							€ 6,321	€ 41,726		€ 981						€ 204		€ 40,745						€ 7,408			€ (1,291)
Increase (decrease) through acquisition of subsidiary, equity	2,207				€ 6,300	€ 1,500								€ 84	€ 20							€ 6,216	€ 1,480			2,207
Total transactions with owners of the Company	38,078								1,289								55,849								(62,800)	35,744		7,996
Balance at Dec. 31, 2022	€ 169,150								€ 45,769								€ 378,240								€ (306,696)	€ 41,240		€ 10,597